Contributed Equity (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
(a)
Share capital

	December 31,	June 30,	December 31,	June 30,
	2022	2022	2022	2022
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	486,774,622	485,951,369	$338,108,198	$338,011,842

(b)
Ordinary share capital

Date	Details	Note	Number of Shares	Issue Price (AUD)	Amount (USD)
July 1, 2021	Balance		404,601,384		$175,775,600
Sept 30, 2021	Placement shares	(d)	77,962,578	$2.67	149,984,585
Dec 14, 2021	Exercise of performance rights	(c)	1,291,851	—	—
Feb 1, 2022	KORE Power Consideration Shares	(g)	1,974,723	$8.87	12,376,659
Mar 8, 2022	Exercise of options	(e)	33,333	$0.50	12,182
May 31, 2022	Exercise of performance rights	(c)	87,500	—	—
	Share issue costs		—		(137,184)
June 30, 2022	Balance		485,951,369		$338,011,842
July 7, 2022	Exercise of options	(e)	150,000	$0.90	92,097
	Exercise of share rights	(f)	302,539	$—	—
July 8, 2022	Exercise of options	(e)	20,000	$0.90	12,283
August 5, 2022	Exercise of performance rights	(c)	255,996	$—	—
December 22, 2022	Exercise of performance rights	(c)	94,718	$—	—
	Share issue costs				(8,024)
December 31, 2022	Balance		486,774,622		$338,108,198